Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 17,062	$ 16,280	$ 51,006	$ 45,123
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	8,053	6,985	23,917	19,465
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,491	3,469	4,654	6,498
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	6,396	4,819	18,997	16,348
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,122	$ 1,007	$ 3,438	$ 2,812